1933 Act File No. 2-66437
                                   1940 Act File No. 811-2993

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   33    ..........       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.   26   ..........................       X

             EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                     (Registrant's Telephone Number)

                       John W. McGonigle, Esquire,
                        Federated Investors Tower,
                   Pittsburgh, Pennsylvania 15222-3779
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on April 30, 1997, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on April 15, 1997; or intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.
                          CROSS-REFERENCE SHEET


     This Amendment to the Registration Statement of EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............Cover Page.
Item 2.   Synopsis.................Summary of Trust Expenses.
Item 3.   Condensed Financial
           Information.............Financial Highlights;  Performance
                                   Information.
Item 4.   General Description of
           Registrant..............General Information; Investment
                                   Information; Investment Objective;
                                   Investment Policies; Investment Risks;
                                   Investment Limitations.

Item 5.   Management of the Trust..Trust Information; Management of the
                                   Trust; Distribution of Trust Shares;
                                   Administration of the Trust.
Item 6.   Capital Stock and Other
           Securities..............Dividends; Capital Gains; Shareholder
                                   Information; Voting Rights; Tax
                                   Information; Federal Income Tax; State
                                   and Local Taxes.
Item 7.   Purchase of Securities Being
           Offered.................Investing in the Trust; Share
                                   Purchases; Full Service Account;
                                   Minimum Investment Required; Receipt of
                                   Orders; Certificates and Confirmations;
                                   Retirement Plans; Exchange Privilege;
                                   Requirements for Exchange; Tax
                                   Consequences; Making an Exchange; Net
                                   Asset Value.
Item 8.   Redemption or Repurchase.Redeeming Shares; Redeeming by Check;
                                   VISA Account; Written Requests;
                                   Accounts With Low Balances.
Item 9.   Legal Proceedings........None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............Cover Page.
Item 11.  Table of Contents........Table of Contents.
Item 12.  General Information and
           History.................General Information About the Trust;
                                   Massachusetts Partnership Law; About
                                   Federated Investors.
Item 13.  Investment Objectives and
           Policies................Investment Objective and Policies.
Item 14.  Management of the Registrant  Edward D. Jones & Co. Daily
                                   Passport Cash Trust Management.
Item 15.  Control Persons and Principal
          Holders of Securities....Trust Ownership.
Item 16.  Investment Advisory and Other
          Services.................Investment Advisory Services; Other
                                   Services;
Item 17.  Brokerage Allocation.....Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............Not applicable.
Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered   Purchasing Shares; Determining Net
                                   Asset Value; Redeeming Shares.
Item 20.  Tax Status...............Tax Status.
Item 21.  Underwriters.............Not applicable.
Item 22.  Calculations of Performance
           Data....................Yield; Effective Yield; Total Return;
                                   Performance Comparisons.
Item 23.  Financial Statements.....(Filed in Part A).






EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
PROSPECTUS

                        "A PASSPORT TO CASH MANAGEMENT"


The shares of Edward D. Jones & Co. Daily Passport Cash Trust (the "Trust") offered by this prospectus represent interests in a no-load, open-end management investment company (a mutual fund) investing in money market instruments to achieve stability of principal and current income consistent with stability of principal.


AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.


The Trust has also filed a Statement of Additional Information dated April 30, 1997, with the Securities and Exchange Commission (the "SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. This Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Website (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated April 30, 1997


TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF TRUST EXPENSES                                                      1

------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Risks                                                             5
  Investment Limitations                                                       6

NET ASSET VALUE                                                                6
------------------------------------------------------

INVESTING IN THE TRUST                                                         6
------------------------------------------------------

  Share Purchases                                                              6
  Full Service Account                                                         7
  Minimum Investment Required                                                  7
  Receipt of Orders                                                            7
  Certificates and Confirmations                                               7
  Dividends                                                                    7
  Capital Gains                                                                8
  Retirement Plans                                                             8

EXCHANGE PRIVILEGE                                                             8
------------------------------------------------------

  Requirements for Exchange                                                    8
  Tax Consequences                                                             9
  Making an Exchange                                                           9

REDEEMING SHARES                                                               9
------------------------------------------------------

  Redeeming by Check                                                           9
  VISA Account                                                                10
  Written Requests                                                            10
  Accounts with Low Balances                                                  11

TRUST INFORMATION                                                             11
------------------------------------------------------

  Management of the Trust                                                     11
  Distribution of Trust Shares                                                12
  Administration of the Trust                                                 13

SHAREHOLDER INFORMATION                                                       13
------------------------------------------------------

  Voting Rights                                                               13

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  State and Local Taxes                                                       13

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL STATEMENTS                                                          15
------------------------------------------------------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS                                                          24
------------------------------------------------------

ADDRESSES                                                                     25
------------------------------------------------------

SUMMARY OF TRUST EXPENSES

--------------------------------------------------------------------------------

                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................................................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)..................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None
                                                   ANNUAL OPERATING EXPENSES
                                            (As a percentage of average net assets)
Management Fee...........................................................................................       0.43%
12b-1 Fee................................................................................................       None
Total Other Expenses.....................................................................................       0.46%
     Shareholder Services Fee.................................................................       0.25%
          Total Operating Expenses.......................................................................       0.89%


     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees. Shareholders who do not maintain an average monthly account balance of $2,500 will be charged a monthly fee (this does not apply to retirement accounts).

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $9         $28        $49        $110


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 24.

                                                             YEAR ENDED FEBRUARY 28 OR 29,
                             1997       1996       1995       1994       1993       1992       1991       1990       1989
-------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
BEGINNING OF PERIOD        $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-------------------------
INCOME FROM
INVESTMENT OPERATIONS
-------------------------
Net investment income           0.04       0.05       0.04       0.02       0.03       0.05       0.07       0.08       0.07
-------------------------
LESS DISTRIBUTIONS
-------------------------
 Distributions from net
 investment income             (0.04)     (0.05)     (0.04)     (0.02)     (0.03)     (0.05)     (0.07)     (0.08)     (0.07)
-------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
END OF PERIOD              $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (A)           4.59%      5.06%      3.78%      2.33%      2.82%      4.98%      7.39%      8.63%      7.24%
-------------------------
RATIOS TO AVERAGE
NET ASSETS
-------------------------
 Expenses                      0.89%      0.96%      0.98%      0.95%      0.95%      0.87%      0.83%      0.88%      1.01%
-------------------------
 Net investment
 income                        4.49%      4.92%      3.74%      2.31%      2.79%      4.89%      7.13%      8.23%      7.14%
-------------------------
SUPPLEMENTAL DATA
-------------------------
 Net assets,
 end of period
 (000 omitted)             $4,760,020 $3,951,155 $2,464,260 $2,171,225 $2,223,226 $2,469,295 $2,631,671 $2,235,991 $1,279,762
-------------------------

                             1988
-------------------------  ---------
NET ASSET VALUE,
BEGINNING OF PERIOD        $    1.00
-------------------------
INCOME FROM
INVESTMENT OPERATIONS
-------------------------
Net investment income           0.06
-------------------------
LESS DISTRIBUTIONS
-------------------------
 Distributions from net
 investment income             (0.06)
-------------------------  ---------
NET ASSET VALUE,
END OF PERIOD              $    1.00
-------------------------  ---------
TOTAL RETURN (A)           6.15%
-------------------------
RATIOS TO AVERAGE
NET ASSETS
-------------------------
 Expenses                      1.03%
-------------------------
 Net investment
 income                        6.00%
-------------------------
SUPPLEMENTAL DATA
-------------------------
 Net assets,
 end of period
 (000 omitted)              $744,107
-------------------------


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1980. The Trust is designed for individual, joint, custodial, trust, fiduciary, corporate, partnership, association, or proprietorship accounts as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to money market instruments maturing in one year or less. A minimum initial investment of $1,000 is required.

The Trust attempts to stabilize the value of a share at $1.00. Trust shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Trust is stability of principal and current income consistent with stability of principal. The Trust pursues this investment objective by investing in a portfolio of money market instruments maturing in one year or less. The average maturity of money market instruments in the Trust's portfolio, computed on a dollar-weighted basis, will be 120 days or less, but the Trust intends to compute on a dollar-weighted basis of 90 days. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.


INVESTMENT POLICIES


ACCEPTABLE INVESTMENTS. The Trust invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:


       domestic issues of corporate debt obligations, including variable rate demand notes;

       commercial paper (including Canadian Commercial Paper and Europaper);

       certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

       short-term credit facilities, such as demand notes;

       asset-backed securities;

       obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

       other money market instruments.

The Trust invests only in instruments denominated and payable in U.S. dollars.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Trust with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Trust to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Trust to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Trust treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Trust may next tender the security for repurchase.

     BANK INSTRUMENTS. The Trust only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Trust will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Trust) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Trust may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.


     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interest in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.


REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.


CREDIT ENHANCEMENT. Certain of the Trust's acceptable investments may be credit enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership or default, or change in the credit quality of the party providing the credit enhancement, will adversely affect the quality and marketability of the underlying security and could cause losses to the Trust and affect its share price.

DEMAND FEATURES. The Trust may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Trust. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Trust uses these arrangements to provide the Trust with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

RESTRICTED AND ILLIQUID SECURITIES. The Trust may invest up to 10% of its total assets in restricted securities. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Trust may otherwise invest pursuant to its investment objectives and policies but which are subject to restriction on resale under federal law. The Trust will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, ETDs and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The Trust may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Trust, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold through, or with the assistance of, an issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, CCPs, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the Trust's adviser in selecting investments for the Trust.

INVESTMENT LIMITATIONS

The Trust will not:

       borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings;

       invest more than 5% of its total assets in securities of one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations); or

       invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust, of course, cannot guarantee that its net asset value will always remain at $1.00 per share.

Trust shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust.

The net asset value is determined at 12:00 noon (Eastern Time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE TRUST
--------------------------------------------------------------------------------

SHARE PURCHASES

To purchase shares of the Trust:

       sign the Automatic Collection and Reinvestment Service Agreement, also available from an Edward D. Jones & Co. investment representative (optional, but recommended);

       complete and sign a check-writing application, available from an Edward
       D. Jones & Co. investment representative (optional);

       enclose a check for $1,000 or more made payable to Edward D. Jones & Co.; and

       send the check and completed form(s) to your local Edward D. Jones & Co. office.

FEDERAL RESERVE OR BANK WIRE. Shares may also be purchased with federal funds sent by Federal Reserve or bank wire. This method results in a more rapid investment in Trust shares. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions should be directed to your shareholder services representative at the telephone number listed on your account statement. An investment representative of Edward D. Jones & Co. must be contacted before wiring any funds.

FULL SERVICE ACCOUNT

Shareholders of the Trust may subscribe to Edward D. Jones & Co.'s Full Service Account ("FSA"). This program provides a convenient method for investment by linking the shareholder's Trust Account and Edward D. Jones & Co. Brokerage Account. The FSA subscriber, with a free credit balance in a Brokerage Account, will automatically have this sum invested in the Trust Account on a daily basis. FSA also permits daily, automatic redemption of Trust shares to satisfy debit balances in the shareholders' Brokerage Accounts. At present, there is no fee for this service, but Edward D. Jones & Co. reserves the right to charge a fee in the future.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Trust is $1,000. Subsequent investments must be in amounts of at least $1,000 except for the FSA in which there is no minimum requirement. If the investor has signed an Automatic Collection and Reinvestment Service Agreement there is no minimum. An investment can be made by sending a check to Edward D. Jones & Co. with instructions that it be invested in the Trust.

RECEIPT OF ORDERS

Trust shares are sold on days on which the New York Stock Exchange is open. Orders are considered received after payment by check is converted by Edward D. Jones & Co. or Federated Shareholder Services Company, the Trust's transfer agent, into federal funds (normally within two business days of receiving the check). When payment is made with federal funds, the order is considered received immediately.

The Trust reserves the right to reject any purchase request.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Trust.

All purchases, redemptions, and dividends paid during the preceding month will be confirmed on the shareholder's Edward D. Jones & Co. monthly account statement.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust. Shares purchased before 3:00 p.m. (Eastern time) earn dividends that day.

CAPITAL GAINS

Since the Trust's policy is, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, it does not expect any capital gains or losses. If the Trust does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If for some extraordinary reason the Trust realizes net long-term capital gains, it will distribute them at least once every 12 months.

RETIREMENT PLANS

Shares of the Trust can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact an investment representative of Edward D. Jones & Co. and consult a tax adviser.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Trust shares may be acquired in exchange for shares of certain other funds for which affiliates of Federated Investors serve as investment adviser and principal underwriter (the "Federated Funds") at net asset value. Also, Trust shares may be exchanged for shares in other Federated Funds at net asset value plus a sales charge, if applicable. Neither the Trust nor any of the Federated Funds impose any additional fees on exchanges.



Please contact Edward D. Jones & Co. directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your shares may be exchanged.


Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any funds in the Federated Funds, as long as they maintain a $500 balance in one of the Federated Funds.

REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege.

Further information on the exchange privilege and prospectuses for the Federated Funds are available by contacting your Edward D. Jones & Co. investment representative.

TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a short-term or long-term capital gain or loss may be realized.

MAKING AN EXCHANGE

Exchange instructions for Federated Funds may be given in writing or by telephoning your Edward D. Jones & Co. investment representative. Written instructions may require a signature guarantee. Shareholders of the Trust may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact the broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

TELEPHONE INSTRUCTIONS. Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with Federated Shareholder Services Company. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with Federated Shareholder Services Company. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company and deposited to the shareholder's account before being exchanged. Telephone exchange instructions may be recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by Federated Shareholder Services Company before that time for shares to be exchanged the same day. Shareholders exchanging into a fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Trust redeems shares at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made:

       by writing a check;

       by VISA debit card and VISA checks;

       by contacting your Edward D. Jones & Co. investment representative; or

       by written request.

REDEEMING BY CHECK

At the shareholder's request, Federated Shareholder Services Company will establish a checking account for redeeming Trust shares. For further information, contact an investment representative of Edward D. Jones & Co.


USING THE CHECKING ACCOUNT. With a Trust checking account, shares may be redeemed simply by writing a check for $500 or more. The redemption will be made at the net asset value on the date that the check is presented to State Street Bank and Trust Company on behalf of the Trust. A check may not be written to close an account. In addition, if a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's local bank. Checks should never be sent to Federated Shareholder Services Company to redeem shares. Canceled checks are currently sent to the shareholder each month. We reserve the right to return on a less frequent basis, or to truncate or image the checks.


VISA ACCOUNT


At the shareholder's request, State Street Bank and Trust Company will establish a VISA account. This VISA account allows a shareholder to redeem Trust shares by using a VISA debit card or VISA checks. A VISA check may not be written to close an account. A shareholder with a VISA account may not use the Trust checking account privileges (only one check-writing option may be chosen). For further information, contact an investment representative of Edward D. Jones & Co. Canceled checks are currently sent to shareholders each month. We reserve the right to return on a less frequent basis, or to truncate or image the checks.


WRITTEN REQUESTS

Trust shares may also be redeemed by sending a written request to Edward D. Jones & Co. Call Edward D. Jones & Co. for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request, the shareholder's name, the Trust name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.
SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

       a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

       a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. In addition, proceeds from redemption requests received before 3:00 p.m. (Eastern Time) may be wired the same day to the shareholders's account, but will not include that day's dividend. Proceeds from redemption requests after that time include that day's dividend but will be wired the following business day.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, there is an average monthly (calculated on a 30-day basis) account balance policy. Shareholders must maintain a $2,500 average monthly account balance.

Shareholders who do not maintain an average monthly account balance of $2,500, in any given 30-day period, will be charged a $3.00 fee for that period. A shareholder's checkwriting or VISA privilege may be discontinued at any time.


This policy does not currently apply to IRAs, Keoghs, other retirement accounts or accounts owned by associates of Edward D. Jones & Co., L.P. These types of accounts may be subject to the policy in the future.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees (the "Trustees"). The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Trustees handles the Trustees' responsibilities between meetings of the Trustees.


INVESTMENT ADVISER. Investment decisions for the Trust are made by Passport Research, Ltd. (the "Adviser"), the Trust's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase, sale, or exchange of portfolio instruments, for which it receives an annual fee from the Trust.


     ADVISORY FEES. The annual investment advisory fee is based on the Trust's average daily net assets as shown on the chart below.

                             ADVISORY FEE AS
     AVERAGE DAILY            % OF AVERAGE
       NET ASSETS           DAILY NET ASSETS
First $500 million                   .50%
Second $500 million                 .475%
Third $500 million                   .45%
Fourth $500 million                 .425%
Over $2 billion                      .40%



     ADVISER'S BACKGROUND. Passport Research, Ltd. is a Pennsylvania limited partnership organized in 1981. Federated Advisers is the general partner of the Adviser and has a 50.5% interest in the Adviser. Federated Advisers is owned by Federated Investors. Edward
     D. Jones & Co. is the limited partner of the Adviser and has a 49.5% interest in the Adviser.



     FEDERATED INVESTORS. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated Funds are presently at work in and through 4,500 financial institutions nationwide.



     Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF TRUST SHARES


Edward D. Jones & Co. is the principal distributor for shares of the Trust. Although it receives no compensation from the Trust for sales of its shares, it does provide administrative personnel and services to Federated Services Company, for which it receives a fee equal to approximately 0.039% of average daily net assets of the Trust. Prior to March 1, 1994, Edward D. Jones & Co. provided similar personnel and services to the Trust at approximate cost. The Trust has agreed to indemnify the distributor, and the distributor has agreed to indemnify the Trust against certain civil liabilities, including liabilities under the Securities Act of 1933.



SHAREHOLDER SERVICES.  The Trust has entered into a Shareholder Services
                      -
Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will pay Edward D. Jones & Co. to perform shareholder services. Edward D. Jones & Co. will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.


Federated Securities Corp. acts as the Trust's distributor in those states in which Edward D. Jones & Co. is not registered. Federated Securities Corp. is a subsidiary of Federated Investors and is the principal distributor for a number of investment companies.

ADMINISTRATION OF THE TRUST


Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds.

     MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
        0.15%                       on the first $250 million
       0.125%                        on the next $250 million
        0.10%                        on the next $250 million
       0.075%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies even though dividends and distributions are received as additional shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Trust advertises its total return, yield, and effective yield.

The yield of the Trust represents the annualized rate of income earned on an investment in the Trust over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Trust is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.
EDWARD D. JONES DAILY PASSPORT CASH TRUST
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
SHORT-TERM OBLIGATIONS--40.0%
----------------------------------------------------------------------------------------------
                FEDERAL FARM CREDIT BANK--0.5%
                ------------------------------------------------------------------------------
$   24,000,000  5.600%, 6/3/1997                                                                $     23,991,329
                ------------------------------------------------------------------------------  ----------------
                FEDERAL FARM CREDIT BANK, DISCOUNT NOTE--0.2%
                ------------------------------------------------------------------------------
    12,000,000  (a)5.395%, 7/30/1997                                                                  11,739,777
                ------------------------------------------------------------------------------  ----------------
                FEDERAL FARM CREDIT BANK, FLOATING RATE NOTE--0.9%
                ------------------------------------------------------------------------------
    40,000,000  (b)5.430%, 4/1/1997                                                                   39,986,800
                ------------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN BANK--0.9%
                ------------------------------------------------------------------------------
    44,400,000  5.460%-5.710%, 11/18/1997-12/12/1997                                                  44,381,880
                ------------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN BANK, DISCOUNT NOTES--3.5%
                ------------------------------------------------------------------------------
   174,000,000  (a)5.371%-5.495%, 5/13/1997-7/15/1997                                                171,244,832
                ------------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN BANK, FLOATING RATE NOTES--1.1%
                ------------------------------------------------------------------------------
    53,000,000  (b)5.310%, 3/4/1997                                                                   52,964,864
                ------------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN MORTGAGE CORP.--0.6%
                ------------------------------------------------------------------------------
    27,000,000  5.640%, 8/28/1997                                                                     26,967,538
                ------------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN MORTGAGE CORP., DISCOUNT NOTE--0.3%
                ------------------------------------------------------------------------------
    15,265,000  (a)5.489%, 7/15/1997                                                                  14,961,091
                ------------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN MORTGAGE CORP., FLOATING RATE NOTE--0.6%
                ------------------------------------------------------------------------------
    27,000,000  (b)5.330%, 3/4/1997                                                                   26,993,785
                ------------------------------------------------------------------------------  ----------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--14.9%
                ------------------------------------------------------------------------------
   716,260,000  (a)5.364%-5.746%, 3/6/1997-7/18/1997                                                 710,260,633
                ------------------------------------------------------------------------------  ----------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, FLOATING RATE NOTES--6.9%
                ------------------------------------------------------------------------------
   329,800,000  (b)5.132%-5.340%, 3/4/1997-3/17/1997                                                 329,719,151
                ------------------------------------------------------------------------------  ----------------
                STUDENT LOAN MARKETING ASSOCIATION--0.4%
                ------------------------------------------------------------------------------
    20,000,000  5.620%, 6/30/1997                                                                     19,976,337
                ------------------------------------------------------------------------------  ----------------


EDWARD D. JONES DAILY PASSPORT CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
SHORT-TERM OBLIGATIONS--CONTINUED
----------------------------------------------------------------------------------------------
                STUDENT LOAN MARKETING ASSOCIATION, FLOATING RATE NOTES--2.8%
                ------------------------------------------------------------------------------
$  131,000,000  (b)5.330%-5.460%, 3/4/1997                                                      $    130,977,009
                ------------------------------------------------------------------------------  ----------------
                U.S. TREASURY BILL--0.4%
                ------------------------------------------------------------------------------
    18,000,000  (a)5.300%, 3/5/1998                                                                   17,035,400
                ------------------------------------------------------------------------------  ----------------
                U.S. TREASURY NOTES--6.0%
                ------------------------------------------------------------------------------
   279,900,000  5.625%, 6/30/1997                                                                    281,630,969
                ------------------------------------------------------------------------------  ----------------
                TOTAL SHORT-TERM OBLIGATIONS                                                       1,902,831,395
                ------------------------------------------------------------------------------  ----------------
(C)REPURCHASE AGREEMENTS--59.0%
----------------------------------------------------------------------------------------------
    70,000,000  BA Securities, Inc., 5.350%, dated 2/28/1997, due 3/3/1997                            70,000,000
                ------------------------------------------------------------------------------
   200,000,000  Bear, Stearns and Co., 5.430%, dated 2/28/1997, due 3/3/1997                         200,000,000
                ------------------------------------------------------------------------------
    75,000,000  CIBC Wood Gundy Securities Corp., 5.410%, dated 2/28/1997,
                due 3/3/1997                                                                          75,000,000
                ------------------------------------------------------------------------------
   115,000,000  Chase Government Securities, Inc., 5.450%, dated 2/28/1997,
                due 3/3/1997                                                                         115,000,000
                ------------------------------------------------------------------------------
   110,000,000  Daiwa Securities America, Inc., 5.375%, dated 2/28/1997,
                due 3/3/1997                                                                         110,000,000
                ------------------------------------------------------------------------------
   170,000,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.375%,
                dated 2/28/1997, due 3/3/1997                                                        170,000,000
                ------------------------------------------------------------------------------
    80,000,000  First Union Capital Markets, 5.375%, dated 2/28/1997, due 3/3/1997                    80,000,000
                ------------------------------------------------------------------------------
    60,000,000  Goldman Sachs Group, LP, 5.430%, dated 2/28/1997, due 3/3/1997                        60,000,000
                ------------------------------------------------------------------------------
   200,000,000  Greenwich Capital Markets, Inc., 5.420%, dated 2/28/1997,
                due 3/3/1997                                                                         200,000,000
                ------------------------------------------------------------------------------
   100,000,000  Harris Government Securities, Inc., 5.375%, dated 2/28/1997,
                due 3/3/1997                                                                         100,000,000
                ------------------------------------------------------------------------------
   100,000,000  J.P. Morgan & Co., Inc., 5.375%, dated 2/28/1997, due 3/3/1997                       100,000,000
                ------------------------------------------------------------------------------
   200,000,000  J.P. Morgan & Co., Inc., 5.430%, dated 2/28/1997, due 3/3/1997                       200,000,000
                ------------------------------------------------------------------------------
   180,000,000  Nikko Securities Co. Ltd., 5.420%, dated 2/28/1997, due 3/3/1997                     180,000,000
                ------------------------------------------------------------------------------
    70,000,000  Nomura Securities International, Inc., 5.380%, dated 2/28/1997,
                due 3/3/1997                                                                          70,000,000
                ------------------------------------------------------------------------------


EDWARD D. JONES DAILY PASSPORT CASH TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
(C)REPURCHASE AGREEMENTS--CONTINUED
----------------------------------------------------------------------------------------------
$   45,000,000  Sanwa-BGK Securities Co., LP, 5.370%, dated 2/28/1997,
                due 3/3/1997                                                                    $     45,000,000
                ------------------------------------------------------------------------------
     5,300,000  Swiss Bank Capital Markets, 5.380%, dated 2/28/1997, due 3/3/1997                      5,300,000
                ------------------------------------------------------------------------------
   115,000,000  Toronto Dominion Securities (USA) Inc., 5.420%, dated 2/28/1997, due 3/3/1997        115,000,000
                ------------------------------------------------------------------------------
   100,000,000  UBS Securities, Inc., 5.420%, dated 2/28/1997, due 3/3/1997                          100,000,000
                ------------------------------------------------------------------------------
    85,000,000  (d)Chase Government Securities, Inc., 5.300%, dated 2/24/1997,
                due 3/26/1997                                                                         85,000,000
                ------------------------------------------------------------------------------
   110,000,000  (d)Chase Government Securities, Inc., 5.350%, dated 2/26/1997,
                due 4/4/1997                                                                         110,000,000
                ------------------------------------------------------------------------------
   125,000,000  (d)Goldman Sachs Group, LP, 5.300%, dated 2/7/1997, due 3/7/1997                     125,000,000
                ------------------------------------------------------------------------------
   100,000,000  (d)Goldman Sachs Group, LP, 5.330%, dated 1/27/1997, due 3/25/1997                   100,000,000
                ------------------------------------------------------------------------------
   116,000,000  (d)J.P. Morgan & Co., Inc., 5.330%, dated 1/14/1997, due 3/17/1997                   116,000,000
                ------------------------------------------------------------------------------
    70,000,000  (d)Merrill Lynch, Pierce, Fenner and Smith, 5.340%, dated 1/31/1997, due
                4/1/1997                                                                              70,000,000
                ------------------------------------------------------------------------------
   140,000,000  (d)UBS Securities, Inc., 5.300%, dated 2/7/1997, due 3/10/1997                       140,000,000
                ------------------------------------------------------------------------------
    70,000,000  (d)UBS Securities, Inc., 5.350%, dated 1/31/1997, due 4/1/1997                        70,000,000
                ------------------------------------------------------------------------------  ----------------
                TOTAL REPURCHASE AGREEMENTS                                                        2,811,300,000
                ------------------------------------------------------------------------------  ----------------
                TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                        $  4,714,131,395
                ------------------------------------------------------------------------------  ----------------


(a) Discount rate at time of purchase.

(b) Floating rate note with current rate and next reset date shown.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($4,760,019,964) at February 28, 1997.

The following acronym is used throughout this portfolio:

LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)
EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------
Investments in repurchase agreements                                           $  2,811,300,000
-----------------------------------------------------------------------------
Investments in securities                                                         1,902,831,395
-----------------------------------------------------------------------------  ----------------
     Total investments in securities, at amortized cost and value                                $  4,714,131,395
-----------------------------------------------------------------------------------------------
Cash                                                                                                    4,276,103
-----------------------------------------------------------------------------------------------
Income receivable                                                                                      11,405,633
-----------------------------------------------------------------------------------------------
Receivable for shares sold                                                                             77,664,077
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                   4,807,477,208
-----------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------
Payable for investments purchased                                              $     17,035,400
-----------------------------------------------------------------------------
Payable for shares redeemed                                                          23,631,350
-----------------------------------------------------------------------------
Income distribution payable                                                           4,760,841
-----------------------------------------------------------------------------
Accrued expenses                                                                      2,029,653
-----------------------------------------------------------------------------  ----------------
     Total liabilities                                                                                 47,457,244
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 4,760,019,964 shares outstanding                                                  $  4,760,019,964
-----------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
$4,760,019,964 / 4,760,019,964 shares outstanding                                                           $1.00
-----------------------------------------------------------------------------------------------  ----------------


(See Notes which are an integral part of the Financial Statements)

EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED FEBRUARY 28, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------
Interest                                                                                           $  227,638,564
-------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------
Investment advisory fee                                                             $  18,178,478
----------------------------------------------------------------------------------
Administrative personnel and services fee                                               3,198,194
----------------------------------------------------------------------------------
Custodian fees                                                                            479,516
----------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                4,421,125
----------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                  57,727
----------------------------------------------------------------------------------
Auditing fees                                                                              20,168
----------------------------------------------------------------------------------
Legal fees                                                                                 12,734
----------------------------------------------------------------------------------
Portfolio accounting fees                                                                 163,732
----------------------------------------------------------------------------------
Shareholder services fee                                                               10,580,299
----------------------------------------------------------------------------------
Share registration costs                                                                  361,548
----------------------------------------------------------------------------------
Printing and postage                                                                      299,927
----------------------------------------------------------------------------------
Insurance premiums                                                                         34,266
----------------------------------------------------------------------------------
Taxes                                                                                       8,816
----------------------------------------------------------------------------------
Miscellaneous                                                                               4,721
----------------------------------------------------------------------------------  -------------
     Total expenses                                                                                    37,821,251
-------------------------------------------------------------------------------------------------  --------------
          Net investment income                                                                    $  189,817,313
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)

EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               YEAR ENDED FEBRUARY 28 OR 29,
                                                                                  1997                1996
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------
Net investment income                                                      $      189,817,313  $      157,505,033
-------------------------------------------------------------------------  ------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------
Distributions from net investment income                                         (189,817,313)       (157,505,033)
-------------------------------------------------------------------------  ------------------  ------------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------
Proceeds from sale of shares                                                   16,504,255,897      14,038,245,342
-------------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                              186,566,785         153,374,221
-------------------------------------------------------------------------
Cost of shares redeemed                                                       (15,881,957,509)    (12,704,724,272)
-------------------------------------------------------------------------  ------------------  ------------------
     Change in net assets resulting from share transactions                       808,865,173       1,486,895,291
-------------------------------------------------------------------------  ------------------  ------------------
          Change in net assets                                                    808,865,173       1,486,895,291
-------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------
Beginning of period                                                             3,951,154,791       2,464,259,500
-------------------------------------------------------------------------  ------------------  ------------------
End of period                                                              $    4,760,019,964  $    3,951,154,791
-------------------------------------------------------------------------  ------------------  ------------------


(See Notes which are an integral part of the Financial Statements)
EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION

Edward D. Jones Daily Passport Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and

EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
--------------------------------------------------------------------------------
     maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.
     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 28, 1997, capital paid-in aggregated $4,760,019,964. Transactions in shares were as follows:

Transactions in shares were as follows:

                                                                                           YEAR ENDED
                                                                                       FEBRUARY 28 OR 29,
                                                                                    1997               1996
Shares sold                                                                      16,504,255,897     14,038,245,342
----------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                  186,566,785        153,374,221
----------------------------------------------------------------------------
Shares redeemed                                                                 (15,881,957,509)   (12,704,724,272)
----------------------------------------------------------------------------  -----------------  -----------------
     Net change resulting from share transactions                                   808,865,173      1,486,895,291
----------------------------------------------------------------------------  -----------------  -----------------


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--Passport Research Ltd., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on average daily net assets of the Trust as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million and 0.40% thereafter. The adviser will waive the amount that normal operating expenses of the Trust (including the investment advisory fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 2.5% per year on the first $30 million of average daily net assets of the Trust, 2% per year on the next $70 million of average daily net assets of the Trust, and 1.5% per year on any additional assets.


ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of

EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
--------------------------------------------------------------------------------
Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS


--------------------------------------------------------------------------------



To the Trustees and Shareholders of
EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Edward D. Jones & Co. Daily Passport Cash Trust as of February 28, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Edward
D. Jones & Co. Daily Passport Cash Trust at February 28, 1997, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.



                                                               ERNST & YOUNG LLP


Pittsburgh, Pennsylvania
April 9, 1997



ADDRESSES
--------------------------------------------------------------------------------

Edward D. Jones & Co.
                    Daily Passport Cash Trust                              Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Principal Distributor
                    Edward D. Jones & Co.                                  201 Progress Parkway
                                                                           Maryland Heights, Missouri 63043
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Passport Research, Ltd.                                Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                    P.O. Box 1800
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                 Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Ernst & Young LLP                                      One Oxford Centre
                                                                           Pittsburgh, Pennsylvania 15219
---------------------------------------------------------------------------------------------------------------------




                                                                   EdwardJones


                                                        Daily
                                                        Passport
                                                        Cash Trust


                                                        P R O S P E C T U S
                                                    ----------------------------
                                                        April 30, 1997


                                                        A Passport
                                                        to Cash
                                                        Management

Edward Jones

201 Progress Parkway

Maryland Heights, Missouri 63043

1-800-331-2451

Distributor


                   EdwardJones

Cusip 480023100                     [recycled paper logo]
8032801A (4/97)                         Serving Individual Investors Since 1871







               EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
                     STATEMENT OF ADDITIONAL INFORMATION
      This Statement of Additional Information should be read with the prospectus of the Trust dated April 30, 1997. This Statement is not a prospectus itself. To receive a copy of the prospectus, write Edward
   D. Jones & Co. Daily Passport Cash Trust at 201 Progress Parkway, Maryland Heights, Missouri 63043, or call 1-800-331-2451.
   Federated Investors Tower
   Pittsburgh, Pennsylvania 15222-3779
                     Statement dated April 30, 1997


EDWARD D. JONES & CO.
201 PROGRESS PARKWAY
MARYLAND HEIGHTS, MISSOURI 63043
1-800-331-2451
Distributor


GENERAL INFORMATION ABOUT THE TRUST                      1

INVESTMENT OBJECTIVE AND POLICIES                        1

 Types of Investments                                    1
 Restricted and Illiquid Securities                      2
 When-Issued and Delayed
  Delivery Transactions                                  2
 Repurchase Agreements                                   2
 Reverse Repurchase Agreements                           2
 Credit Enhancement                                      3
 Investment Limitations                                  3
 Regulatory Compliance                                   4
PURCHASING SHARES                                        5

 Conversion to Federal Funds                             5
DETERMINING NET ASSET VALUE                              5

 Use of the Amortized Cost Method                        5
REDEEMING SHARES                                         6

 Redemption in Kind                                      6
 VISA Account                                            6
MASSACHUSETTS PARTNERSHIP LAW                            6

 Trust Ownership                                         7
EDWARD D. JONES DAILY PASSPORT CASH TRUST MANAGEMENT     8

 Trustees Compensation                                  12
 Trustee Liability                                      12
INVESTMENT ADVISORY SERVICES                            13

 Adviser to the Trust                                   13


 Advisory Fees                                          13
BROKERAGE TRANSACTIONS                                  13

OTHER SERVICES                                          14

 Trust Administration                                   14
 Custodian and Portfolio Accountant                     14
 Transfer Agent                                         14
 Independent Auditors                                   14
 Shareholder Services Agreement                         14
TAX STATUS                                              14

 The Trust's Tax Status                                 14
 Shareholders' Tax Status                               14
YIELD                                                   15

EFFECTIVE YIELD                                         15

TOTAL RETURN                                            15

PERFORMANCE COMPARISONS                                 15

 Economic and Market Information                        16
ABOUT FEDERATED INVESTORS                               16


GENERAL INFORMATION ABOUT THE TRUST

Edward D. Jones & Co. Daily Passport Cash Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1980.
INVESTMENT OBJECTIVE AND POLICIES

The Trust's investment objective is to provide stability of principal and current income consistent with stability of principal.
TYPES OF INVESTMENTS
The Trust invests in money market instruments which mature in one year or less and which include, but are not limited to, bank instruments, commercial paper, demand master notes, and U.S. government obligations. The above investment objective and policies cannot be changed without approval of shareholders.
   BANK INSTRUMENTS
     In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, the Trust may invest in:
     oEurodollar Certificates of Deposit issued by foreign branches of
      U.S. or foreign banks;
     oEurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;
     oCanadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and
     oYankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.


   RATINGS
     A nationally recognized statistical rating organization's (NRSRO's) highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group (`S&P''), Prime-1 by Moody's Investors Service, Inc. (`Moody's''), or F-1 (+ or -) by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in the highest short-term rating category. The Trust will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See `Regulatory Compliance.''
   U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Trust may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the
      obligations.
     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oFarm Credit System, including the National Bank for Cooperatives,
      Farm Credit Banks, and Banks for Cooperatives;
     oFederal Home Loan Banks;


     oFederal Home Loan Mortgage Corporation;
     oFederal National Mortgage  Association;
     oGovernment National Mortgage Association; and oStudent Loan Marketing Association.
RESTRICTED AND ILLIQUID SECURITIES
The ability of the Trust's Board of Trustees (the "Trustees") to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Trust believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination by the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities.
     othe frequency of trades and quotes for the security;
     othe number of dealers willing to purchase or sell the security and the number  of other potential buyers;
     odealer undertakings to make a market in the security; and othe nature of the security and the nature of the marketplace trades.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
   The Trust requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Trust may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Trust transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Trust will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Trust to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Trust will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Trust, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

CREDIT ENHANCEMENT
   The Trust typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit-enhancement (the `credit-enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit-enhancer for diversification purposes, unless the Trust has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit- enhanced by the credit-enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit-enhancer.
The Trust may have more than 25% of its total assets invested in securities credit-enhanced by banks.


INVESTMENT LIMITATIONS
The Trust will not change any of the investment limitations described below without approval of shareholders.
   SELLING SHORT AND BUYING ON MARGIN
     The Trust will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.
   BORROWING MONEY
     The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Trust may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.
     Interest paid on borrowed funds will not be available for investment. The Trust will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Trust will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.


   PLEDGING ASSETS
     The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
   INVESTING IN COMMODITIES, MINERALS, OR REAL ESTATE
     The Trust will not invest in commodities, commodity contracts, oil, gas, or other mineral programs or real estate, except that it may purchase money market instruments issued by companies that invest in or sponsor such interests.
   UNDERWRITING
     The Trust will not engage in underwriting of securities issued by others, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.
   LENDING CASH OR SECURITIES
     The Trust will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective and policies.

   ACQUIRING SECURITIES
     The Trust will not acquire the voting securities of any issuer. It will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition. It will not invest in securities of a company for the purpose of exercising control or management.


   DIVERSIFICATION OF INVESTMENTS
     The Trust will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except cash or cash items, repurchase agreements, and U.S. government obligations.
     The Trust considers the type of bank obligations it purchases as cash items.
   CONCENTRATION OF INVESTMENTS
     The Trust will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry.
     However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.
   INVESTING IN NEW ISSUERS
     The Trust will not invest more than 5% of the value of its total assets in money market instruments of unseasoned issuers, including their predecessors, that have been in operation for less than three years.
   INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Trust will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.


   DEALING IN PUTS AND CALLS
     The Trust will not invest in puts, calls, straddles, spreads, or any combination of them.
   INVESTING IN RESTRICTED SECURITIES
     The Trust will not invest more than 10% of its total assets in securities which are subject to restrictions on resale under federal securities laws, except for Section 4(2) commercial paper.
   ISSUING SENIOR SECURITIES
     The Trust will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Trust.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Trust did not borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.
For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.''
REGULATORY COMPLIANCE
The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with various requirements of Rule 2a-7, which regulates money market mutual funds. The Trust will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Trust is explained in the prospectus under "Investing in the Trust."
CONVERSION TO FEDERAL FUNDS
It is the Trust's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. This conversion must be made before shares are purchased. Edward D. Jones & Co. or Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds. DETERMINING NET ASSET VALUE

The Trust attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Trust are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Trust's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the SEC under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Trust's investment objective. Under the Rule, the Trust is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Trust to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Trust to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
The Trust acquires instruments subject to demand features and standby commitments to enhance the instruments' liquidity. The Trust treats demand features and standby commitments as part of the underlying instruments, because the Trust does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Rule defines demand features and standby commitments as "puts," the Trust does not consider them to be separate investments for purposes of its investment policies.
   MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
   INVESTMENT RESTRICTIONS
        The Rule requires that the Trust limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Trust to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than one year can be purchased by the Trust.
     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Trust will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
It is the Trust's usual practice to hold portfolio securities to maturity and realize par, unless the investment adviser determines that sale or other disposition is appropriate in light of the Trust's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.


In periods of declining interest rates, the indicated daily yield on shares of the Trust computed by dividing the annualized daily income on the Trust's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the indicated daily yield on shares of the Trust computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
REDEEMING SHARES

The Trust redeems shares at the next computed net asset value after Federated Shareholder Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before maturity could receive less than the redemption value of the securities and could incur certain transaction costs.
VISA ACCOUNT
At the shareholder's request, State Street Bank and Trust Company (`State Street Bank') will establish a VISA account. This VISA account allows a shareholder to redeem Trust shares by using a VISA debit card or VISA checks.
The VISA debit card may be used to purchase merchandise or services from merchants honoring VISA or to obtain cash advances (which a bank may limit to $5,000 per account per day) from any bank honoring VISA.
State Street Bank will notify the Trust daily of all charges and cash advances being presented against the VISA account, and Trust shares will be redeemed immediately. When a VISA draft or check is presented to State Street Bank for payment, State Street Bank presents the draft or check to the Trust. Enough shares are redeemed from the account to cover the transactions. This enables the shareholder to continue to earn daily income dividends on Trust shares up to the date they are redeemed.
In the event that there are insufficient shares in the shareholder's Trust account to cover the amount of the VISA debit card or VISA check transaction, State Street Bank is authorized to place a stop transfer on the shareholder's Trust account, to impose a finance charge on the amount, and to institute collection proceedings.
Shareholders are subject to State Street Bank account regulations. State Street Bank charges an annual VISA fee of $40 to cover credit fees and administrative costs. Enough shares are redeemed automatically from the account to pay the fee. Lost or stolen cards should be reported immediately to State Street Bank (1-800-331-2451).


State Street Bank and the Trust have the right to modify or terminate the VISA debit card privilege or to impose additional charges for establishing or maintaining a VISA account.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request , the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
TRUST OWNERSHIP
   Officers and Trustees own less than 1% of the Trust's outstanding shares. As of March 26, 1997, no shareholders of record owned 5% of more of the outstanding shares of the Trust.




   EDWARD D. JONES DAILY PASSPORT CASH TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Edward D. Jones Daily Passport Cash Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922


Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.





Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.




Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Boca Grande Club
Boca Grande, FL
Birthdate:  October 6, 1926
Trustee
Attorney, Retired Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.







Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.







Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive


Vice President and Secretary of the Funds; Treasurer of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
   As used in the table above, `The Funds'' and ``Funds'' mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S.


Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.


TRUSTEES COMPENSATION






                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM              TOTAL COMPENSATION PAID
TRUST                 TRUST*            FROM FUND COMPLEX +




John F. Donahue,      $0                $ -0- for the Trust and
Chairman and Trustee                    56 other investment companies in the Complex

Thomas G. Bigley,     $4,671.80         $108,725 for the Trust and
Trustee                                 56 other investment companies in the Complex

John T. Conroy, Jr.,  $5,139.73         $119,615 for the Trust and
Trustee                                 56 other investment companies in the Complex

William J. Copeland,  $5,139.73         $119,615 for the Trust and
Trustee                                 56 other investment companies in the Complex

James E. Dowd,        $5,139.73         $119,615 for the Trust and
Trustee                                 56 other investment companies in the Complex

Lawrence D. Ellis, M.D.,    $4,671.80   $108,725 for the Trust and
Trustee                                 56other investment companies in the Complex

Edward L. Flaherty, Jr.,    $5,139.73   $119,615 for the Trust and
Trustee                                 56 other investment companies in the Complex

Peter E. Madden,      $4,671.80         $108,725 for the Trust and
Trustee                                 56 other investment companies in the Complex

Gregor F. Meyer,      $4,671.80         $108,725 for the Trust and
Trustee                                 56other investment companies in the Complex



John E. Murray, Jr.,  $4,671.80         $108,725 for the Trust and
Trustee                                 56other investment companies in the Complex

Wesley W. Posvar,     $4,671.80         $108,725 for the Trust and
Trustee                                 56 other investment companies in the Complex

Marjorie P. Smuts,    $4,671.80         $108,725 for the Trust and
Trustee                                          56 other investment companies in the Complex




*Information is furnished for the fiscal year ended February 28,1997.
+ The information provided is for the last calendar year end.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST
   The Trust's investment adviser, Passport Research, Ltd. (the
`Adviser''), was organized as a Pennsylvania limited partnership in 1981. Federated Advisers is the general partner of the Adviser and has a 50.5%


interest in the Adviser. The limited partner of the Adviser is Edward D. Jones & Co. which owns a 49.5% interest in the Adviser. Federated Advisers is owned by FII Holdings, Inc., a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
At any time, Edward D. Jones & Co. can require Federated Investors to repurchase all of its partnership interest in the Adviser at the then current book value. Edward D. Jones & Co. cannot transfer, sell, or assign its partnership interest in the Adviser without first offering it to Federated Investors.
As long as Edward D. Jones & Co. owns a partnership interest in the Adviser, it cannot acquire, organize, or cause the organization of any other money market mutual fund or enter into arrangements with an investment adviser or underwriter of any other money market mutual fund in which Edward D. Jones & Co. will offer the shares of the other money market mutual fund. Edward D. Jones & Co. has agreed not to solicit proxies in opposition to management of the Trust unless a court of competent jurisdiction finds the conduct of a majority of the Trustees constitutes willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.
All of the executive officers of the Trust, except J. Christopher Donahue, are officers of the Adviser. These relationships are described under "Edward D. Jones & Co. Daily Passport Cash Trust Management."
The Adviser shall not be liable to the Trust or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


ADVISORY FEES
For its advisory services, Passport Research, Ltd. receives an annual investment advisory fee as described in the prospectus. During the fiscal year ended February 28, 1997, the Trust's adviser earned $18,178,478. During the fiscal years ended February 29, 1996 and February 28, 1995, the Trust's adviser earned $14,050,499 and $9,914,410, respectively. All advisory fees were computed on the same basis as in the present contract described in the prospectus.
BROKERAGE TRANSACTIONS

   When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended February 28, 1997, no brokerage commissions were paid by the Trust. For the fiscal years ended February 29, 1996 and February 28, 1995, no brokerage commissions were paid by the Trust.
Although investment decisions for the Trust are made independently from those of the other accounts managed by the Adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of , the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.
OTHER SERVICES

TRUST ADMINISTRATION
   Federated Services Company, a subsidiary of Federated Investors, and Edward D. Jones & Co., provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Trust's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Trust's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal year ended February 28, 1997, the Administrators earned $3,198,194. For the fiscal years ended February 29, 1996 and February 28, 1995, the Administrators earned $2,421,597, and $1,639,745.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, Pennsylvania provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period, plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the number of shareholder accounts. Edward D. Jones & Co. is sub-transfer agent for the shares of the Trust.
INDEPENDENT AUDITORS
The independent auditors for the Trust are Ernst & Young LLP, Pittsburgh, Pennsylvania.
SHAREHOLDER SERVICES AGREEMENT
This arrangement permits the payment of fees to Edward D. Jones & Co. to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
   For the fiscal year ended February 28, 1997, payments in the amount of $10,580,299 were made pursuant to the Shareholder Services Agreement, all of which was paid to Edward D. Jones & Co.
TAX STATUS

THE TRUST'S TAX STATUS
The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as additional shares. No portion of any income dividend paid by the Trust is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.


   CAPITAL GAINS
     Because the Trust invests primarily for income and because it normally holds portfolio instruments to maturity, it is not expected to realize long-term capital gains.
YIELD

   The Trust's yield for the seven-day period ended February 28, 1997 was
4.52%.
The Trust calculates its yield, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
     odetermining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
     odividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
     omultiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Trust, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD

   The Trust's effective yield for the seven-day period ended February 28, 1997 was 4.63%.


The Trust's effective yield is computed by compounding the unannualized base period return by:
     oadding 1 to the base period return;
     oraising the sum to the 365/7th power; and
     osubtracting 1 from the result.
TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
   The Trust's average annual total returns for the one, five, and ten-year periods ended February 28, 1997 were 4.59%, 3.71%, and 5.28%, respectively.
PERFORMANCE COMPARISONS

The Trust's performance depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates on money market instruments;
     ochanges in Trust expenses; and
     othe relative amount of Trust cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance,


investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Trust will quote its Lipper ranking in the "money market instruments" category in advertising and sales literature.
Advertisements and other sales literature for the Trust may refer to total return. Total return is the historic change in the value of an investment in the Trust based on the monthly reinvestment of dividends over a specified period of time.
From time to time as it deems appropriate, the Trust may advertise its performance using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits.
   Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.


ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Trust portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
   The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government,11 prime and 21 municipal with assets approximating $28.0 billion,$12.8 billion and $9.5 billion, respectively.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.
MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
   Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
BANK MARKETING
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide - we have over 2,200 broker/dealer and bank broker/dealer relationships across the country - supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

*Source: Investment Company Institute

       Cusip 480023100
    8032801B (4/97)






PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements (Filed in Part A)
          (b)  Exhibits:
               (1)  Conformed copy of the Declaration of Trust as amended



                (2)  Copy of By-Laws of the Registrant as amended (15);
                (3) Not applicable;
                (4) Copy of Specimen Certificate for Shares of Beneficial
                    Interest of the Registrant (15);
                (5) Conformed copy of the Investment Advisory Contract of
                    the Registrant (11);
                 (6)     (i)  Conformed copy of Distributor's Contract
                         (11);
                    (ii) Copy of the Selling Group Agreement (15);
                (7) Not applicable;
                (8) (i)  Conformed copy of the revised Custodian
                         Agreement of the Registrant (15);
                    (ii) Conformed copy of the revised Transfer Agency
                         and Service Agreement (15);
                (9) (i)  Conformed copy of Administrative Services
                    Agreement (15);
                    (ii) Conformed copy of Shareholder Services
                    Agreement (15);
                    (iii)..........Conformed copy of Shareholder Services
Sub-                     Contract (15);
               (10) Conformed copy of Opinion and Consent of Counsel as
                    to Legality of Shares being registered (15);
               (11) Conformed copy of Consent of Independent Accountants;
                    +
               (12) Not applicable;
               (13) Conformed copy of Initial Capital Understanding (15);
               (14) Not applicable;
               (15) Not applicable;


               (16) Copy of Schedule for Computation of Yield Calculation
                    (9);
               (17) Copy of Financial Data Schedule; +
               (18) Not applicable;
               (19) Conformed copy of Power of Attorney. +

+    All exhibits have been filed electronically.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed April 22, 1989. (File Nos. 2-66437 and 811-2993)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed February 20, 1990. (File
     Nos. 2-66437 and 811-2993)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed April 20, 1995. (File Nos. 2-66437 and 811-2993)


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                  as of April 3, 1997

          Shares of Beneficial Interest 585,146


          (no par value)

Item 27.  Indemnification: (11)

Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust''in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Edward D. Jones Daily Passport Cash Trust Management.'' The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

          The remaining Officers of the investment adviser are: William
          D. Dawson,III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Linda A. Duessel, Michael J. Donnelly, Michael P. Donnelly, Kathleen M. Foody-Malus, Thomas M. Franks; Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert M. Kowit,


          Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Sandra
          L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, Aash M. Shah, Scott B. Schermerhorn, William F. Stotz, Tracy P.Stouffer, Edward J. Tiedge, Paige M. Wilhelm, Jolanta M. Wysocka, Vice Presidents; Todd A. Abraham, Stafanie L. Bachhuber, Michael W. Casey, William R. Jamison, Constantine Kartsonsas, Robert M. March, Joseph M. Natoli, Keith J. Sabol, and Michael W. Sirianni, Assistant Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer and Assistant Secretary; Richard B. Fisher, Assistant Secretary and Assistant Treasurer; Christine I. McGonigle, Assistant Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.





    11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed February 20, 1990. (File Nos. 2-66437 and 811-2993)

Item 29.  Principal Underwriters:

                  (a)  None


          (b)Edward D. Jones & Co. L.P. is a limited partnership. However, the general partner is EDJ Holding Company, Inc., and the sole limited partner is The Jones Financial Companies, a Limited Partnership. Listed below are the names of the general principals of The Jones Financial Companies, a Limited Partnership. The address for each of the foregoing general principals is: 201 Progress Parkway, Maryland Heights, Missouri 63043. None of the general principals hold offices or positions with the Registrant.

        Allan J. Anderson          IR Development
        Charles E. Armstrong Jr.   Investment Representative (IR)
        Jandy Arnold                    Insurance/Annuity Operations
        John W. Bachmann           Managing Principal
        Thomas M. Bartow           Advanced IR Training
        James D. Bashor            IR -Regional Leader
        Armin Baumgartel           IR - Regional Leader
        Robert J. Beck             Municipal Bonds
        Roger W. Bennett           IR - Regional Leader
        John D. Beuerlein          IR Development
        John S. Borota             Sales Recruiting
        Robb Boyd                  IR - Regional Leader
        Harold Britton             IR - Regional Leader
        William H. Broderick III   Equity Marketing
        Morton L. Brown            Managed Asset Services
        Daniel A. Burkhardt        Investment Banking
        Jack L. Cahill             IR Development
        Brett A. Campbell          New IR Marketing
        William F. Campbell        IR - Regional Leader


        Donald H. Carter           IR - Regional Leader
        John J. Caruso             Advanced Technology
        Guy R. Cascella            IR - Regional Leader
        Pamela Cavness             Compliance
        Craig E. Christell         IR - Regional Leader
        Richard A. Christensen Jr. Mutual Funds Processing
        Robert J. Ciapciak         Marketing Research
        Stephan P. Clement         Video
        Cheryl J. Cook-Schneider   Compliance ACD
        Loyola A. Cronin           Branch Staff Training
        Terry Crow                 IR - Regional Leader
        Stan Cunningham            IR - Regional Leader
        H.J. Daily                 IR - Regional Leader
        Paul Daniels               IR - Regional Leader
        Doug Davis                 IR - Regional Leader
        John M. Delavan            IR - Regional Leader
        Jim Docksey                IR - Regional Leader
        Cynthia Doria              Legal
        Brian T. Duffy             IR - Regional Leader
        William T. Dwyer           IR - Regional Leader
        Abe W. Dye                 IR Development
        Norman L. Eaker            Security Processing
        R. Allen Eaker             IR - Regional Leader
        Kevin Eberle               IR - Regional Leader
        Michael J. Esser           Advanced IR Training
        Kevin N. Flatt             Fixed Income Marketing
        Steve Fraser               Security Processing
        Colleen Geraty             Advertising
        Chris A. Gilkison          Branch Locations


        Barbara G. Gilman          Trust Marketing
        Steven L. Goldberg         Central Services
        Ron Gorgen                 Field Services
        Robert L. Gregory          Sales Recruiting
        Kevin C. Haarberg          IR - Regional Leader
        Stuart Hamilton            IR - Regional Leader
        Patricia F. Hannum         Marketing Services
        Paul Hansell               IR - Regional Leader
        Stephen P. Harrison        IR - Regional Leader
        James W. Harrod            IR Development
        David L. Hayes             IR - Regional Leader
        Randy K. Haynes            New Branch Services
        Peter R. Heisler           IR - Regional Leader
        Clif Helbert               IR - Regional Leader
        John M. Hess               IR - Regional Leader
        Mary Beth Heying           Communications
        Douglas E. Hill            Marketing Division
        Bill Hizar Jr.             Investment Banking
        Bill Hochstetler           IR - Regional Leader
        Alan Holmes                IR - Regional Leader
        Michael Holmes Sr.         Human Resource Services
        Don R. Howard              IR - Regional Leader
        Earl Hull Jr.              IR - Regional Leader
        Glenn Hunn                 Data Processing Administration
        Gary R. Hunziker           IR - Regional Leader
        Thomas Iorio               IR - Regional Leader
        Joe Johnston               IR - Regional Leader
        Myles P. Kelly             St. Louis Accounting
        Timothy J. Kirley          Customer Segments


        Tom Kliethermes            IR - Regional Leader
        Tim Koehl                  IR - Regional Leader
        Jim Krekeler               Investment Banking
        Rick Kruse                 Boone National Division
        Charles R. Larimore        Branch Administration Division
        Mark Leverenz              Securities Processing
        Michele Liebman            Usability Lab
        Rhonda Liesenfeld          Government Bonds
        Richie L. Malone           Data Processing Division
        J. Kevin Mangum            IR
        Richard G. McCarty Jr.     IR - Regional Leader
        Tim McCoy                  Customer Retention Marketing
        Tom Migneron               Internal Audit
        Richard G. Miller Jr       IR - Regional Leader
        Thomas W. Miltenberger     Mutual Funds Marketing
        Merry L. Mosbacher         Investment Banking
        Rodger W. Naugle           IR -Regional Leader
        Steven Novik               Accounting
        Bob Nyberg                 IR - Regional Leader
        Barbara Ostby              IR - Regional Leader
        Curt Paul                  IR - Regional Leader
        Greg Picogna               IR - Regional Leader
        Darryl L. Pope             Operations Division
        Ray Raley, Jr.             Equities Division
        Gary D. Reamey             Canada Division
        Trevor D. Reese Jr.        IR - Regional Leader
        James L. Regnier           IR Bonus Team
        Ray L. Robbins Jr.         Research
        Wann V. Robinson           IR - Regional Leader


        Doug Rosen                 IR - Regional Leader
        Harry John Sauer III       Income Distribution/Customer Loan
        Art Schlappi               IR - Regional Leader
        Thomas D. Schlosser        IR - Regional Leader
        Philip R. Schwab           Debt Syndicate
        Festus W. Shaughnessy III  New IR Training
        Robert D. Shillingstad     IR - Regional Leader
        Connie W. Silverstein      Sales Hiring
        Alan F. Skrainka           Research Marketing
        John S. Sloop Sr.          IR Development
        Randy Smith                IR - Regional Leader
        Ronald H. Smith            IR - Regional Leader
        Lawrence R. Sobol          Legal
        Lawrence E. Thomas         Government Bonds
        Terry R. Tucker            Telecommunications/Computer
                                    Operations
        Richard G. Unnerstall      DP Training/Capcaity Planning
        Steven Vanvoorhis          IR - Regional Leader
        Susan Venn                 Financial Reporting
        Robert L. Virgil Jr.       Management Training
        Jo Ann Von Bergen          Cash Operations
        Donald E. Walter           Compliance Division
        James D. Weddle            IR Development
        Vicki Westall              Product Review
        Thomas J. Westphal         Customer Reporting
        Heidi Whitfield            Product Review
        Robert D. Williams         IR -Regional Leader
        Price P. Woodward          IR - Regional Leader
        Alan T. Wright             Investment Banking


        Brad Ytterberg             Customer Seq.
        Judy Zeillman              Human Resource

         (c) Not applicable

Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

      Edward D. Jones & Co. Daily   Federated Investors Tower
      Passport Cash Trust           Pittsburgh, Pennsylvania
                                    15222-3779

      State Street Bank and Trust   P.O. Box 8600
      Company ("Custodian")         Boston, Massachusetts
      02266-8600

      Federated Shareholder Services Company
      ("Transfer Agent and          Federated Investors Tower
      Dividend Disbursing Agent")   Pittsburgh, Pennsylvania
                                    15222-3779

      Federated Services Company    Federated Investors Tower
      ("Administrator")             Pittsburgh, Pennsylvania
                                    15222-3779


      Passport Research, Ltd.       Federated Investors Tower
      ("Adviser")                   Pittsburgh, Pennsylvania
                                    15222-3779



Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.



                               SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 21st day of April, 1997.

             EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST

               BY: /s/ S. Elliott Cohan


               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               April 21, 1997

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/ S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact      April 21, 1997
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE
John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Richard B. Fisher*          President

John W. McGonigle*          Treasurer, Executive Vice
                                  President and Secretary
                            (Principal Financial and
                             Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*        Trustee



William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

* By Power of Attorney